Employee Benefits - Analysis of Net Liability and Net Period Cost for Employee Benefit (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	$ 118,325,014	$ 120,297,139
Net period cost (benefit)
Net period cost (benefit)	13,989,100	13,636,182	$ 14,240,271
Mexico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	85,517,190	84,821,197
Net period cost (benefit)
Net period cost (benefit)	12,046,208	11,586,065	12,281,154
Puerto Rico [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	13,986,596	13,962,128
Net period cost (benefit)
Net period cost (benefit)	686,067	776,238	1,058,131
Europe [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	12,705,926	14,833,840
Net period cost (benefit)
Net period cost (benefit)	619,039	385,689	226,447
Brazil [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	5,666,694	6,276,780
Net period cost (benefit)
Net period cost (benefit)	579,432	735,855	633,159
Ecuador [member]
Disclosure of net defined benefit liability (asset) [line items]
Liabilities	448,608	403,194
Net period cost (benefit)
Net period cost (benefit)	$ 58,354	$ 152,335	$ 41,380